ORGANIZATION AND NATURE OF OPERATIONS (Details Narrative) - USD ($)				1 Months Ended	6 Months Ended
	Apr. 03, 2025	Oct. 07, 2022	Mar. 04, 2019	Jul. 18, 2023	Sep. 30, 2025	May 30, 2025	Mar. 31, 2025	Mar. 31, 2019
Non-affiliated shareholder voting power	the Company with less than 1% of the total voting power of the Company
Promissory note, principal amount	$ 200,000					$ 200,000
Equity method investment, description					Mr. Wang Xuezhu, Chief Executive Officer owns 47.7% ownership of Fujian Happiness. On August 21, 2018, Mr. Wang Xuezhu and other shareholders of Fujian Happiness transferred their 100% ownership interests in Fujian Happiness to Happiness Fuzhou, which is 100% owned by Happiness Hong Kong. After the reorganization, Paranovus Cayman owns 100% equity interests of Fujian Happiness. Mr. Wang Xuezhu, who owns 52.37% ownership of Paranovus Cayman, became the ultimate controlling shareholder (“the Controlling Shareholder”) of the Company
Preferred shares, authorized					500,000		500,000
Cancelled ordinary shares			77,223,100
Net (loss) income					$ (562,411)
Cash outflow from operating activities					(529,087)
Accumulated deficit					$ (70,922,567)
Bomie Wookoo Inc.("BW") [Member]
Equity interest					51.00%
WooKoo LLC ("Wookoo") [Member]
Equity interest					100.00%
2lab3 LLC("2Lab3") [Member]
Equity interest					100.00%
Paranovus Hong Kong
Equity interest					100.00%
2022 Share Capital Adjustment [Member]
Reverse stock split and share capital adjustment		the Company’s board of directors approved an amended and restated memorandum and articles of association to effectuate a one-for-twenty (1-for-20) reverse split for all classes and its ordinary shares (the “2022 Reverse Split”), and to increase the Company’s authorized shares, immediately following the 2022 Reverse Split. The market effective date of 2022 Reverse Split was October 11, 2022 As a result, the authorized share capital of the Company was changed to US$5,000,000.00 divided into 350,000,000 Class A Ordinary Shares with a par value of US$0.01 each, 100,000,000 Class B Ordinary Shares with a par value of US$0.01 each, and 50,000,000 Preferred Shares with par value of US$0.01 each
Fujian Happiness [Member]
Equity interests rate				100.00%
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)			$ 0.0005
Ordinary shares authorized			50,000		350,000,000		350,000,000
Preferred shares, authorized			10,000,000
Ordinary shares issued					66,724,675		66,724,675	23,000,000
Ordinary shares [Member]
Additional shares sold			223,100
Maximum [Member]
Ordinary shares, par value (in Dollars per share)			$ 1
Ordinary shares authorized			90,000,000